                                                |-----------------------------|
                                                |        OMB APPROVAL         |
                                                |-----------------------------|
    THIS FILING LISTS SECURITIES HOLDINGS       |OMB Number:     3235-0006    |
  REPORTED ON THE FORM 13F FILED ON 5/14/08     |Expires:  December 31, 2009  |
    PURSUANT TO A REQUEST FOR CONFIDENTIAL      |Estimated average burden     |
     TREATMENT AND FOR WHICH CONFIDENTIAL       |hours per form.......22.6    |
      TREATMENT IS NO LONGER REQUESTED.         |-----------------------------|

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:   3/31/2008
                                                           ----------------
            Check here if Amendment[X]: Amendment Number:            2
                                                           ----------------

                      This Amendment (Check only one):
                      [ ] is a restatement
                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            MICHAEL R. MURPHY
                 ---------------------------------------------------------------
Address:         191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ---------------------------------------------------------------

Form 13F File Number 28- 11638
                         -------------------------------------------------------

                 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark Buckley
                 ---------------------------------------------------------------
Title:           Associate
                 ---------------------------------------------------------------
Phone:           312-265-9600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/13/2008
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
------------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------
Form 13F Information Table Entry Total:
                       1
          --------------
Form 13F Information Table Value Total:
           $       4,523 (thousands)
          --------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number        Name
1              28-11635                    DANIEL J. DONOGHUE
-------        --------------------        ----------------------------------
2              28-11637                    DISCOVERY GROUP I, LLC
-------        --------------------        ----------------------------------

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                              13F INFORMATION TABLE
                                    3/31/2008

         COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8

          NAME OF          TITLE OF                 VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
          ISSUER            CLASS       CUSIP     (X $1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS   SOLE   SHARED   NONE
SXC HEALTH SOLUTIONS CORP    COM      78505P100       4,523   380,755   SH          SHARED-OTHER     1, 2            380,755

 TOTAL                                                4,523   380,755                                                380,755